Schedule of cash (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash	$ 306,719	$ 1,946,232	$ 56,799	$ 320,402
United Kingdom, Pounds
Cash	14,297	49,127
United States of America, Dollars
Cash	$ 286,988	$ 1,879,166